Condensed Consolidated Balance Sheets - USD ($)	Oct. 31, 2016	Jul. 31, 2016	Jul. 31, 2015
Current assets
Cash and cash equivalents	$ 4,064,000	$ 5,194,000	$ 1,321,000
Accounts receivable	146,000	263,000	189,000
Inventories, net	348,000	350,000	207,000
Restricted cash	75,000	75,000	75,000
Prepaid expenses	331,000	260,000	187,000
Total current assets	4,964,000	6,142,000	1,979,000
Property, plant and equipment, net	495,000	440,000	90,000
Patents, net	943,000	980,000	1,192,000
Total assets	6,402,000	7,562,000	3,261,000
Current liabilities
Accounts payable	654,000	479,000	560,000
Restructuring liability	34,000	39,000	59,000
Accrued liabilities	193,000	216,000	246,000
Derivative liabilities	1,961,000	1,802,000	4,000
Total current liabilities	2,842,000	2,536,000	869,000
Deferred rent	3,000	3,000	9,000
Total liabilities	2,845,000	2,539,000	878,000
Commitments and contingencies
Stockholders' equity
Preferred stock, $0.01 par value: 5,000,000 shares authorized, no shares issued
Common stock, $0.01 par value: 100,000,000 shares authorized, 64,823,917 shares issued and outstanding at October 31, 2016 and July 31, 2016, and 41,859,297 shares issued and outstanding at July 31, 2015	649,000	649,000	420,000
Additional paid-in capital	107,870,000	107,593,000	90,811,000
Accumulated deficit	(104,962,000)	(103,219,000)	(88,848,000)
Total stockholders' equity	3,557,000	5,023,000	2,383,000
Total liabilities and stockholders' equity	$ 6,402,000	$ 7,562,000	$ 3,261,000